FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4: -	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available for sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

This year, the earn-out liability related to the acquisitions of Keepers are classified within Level 3 because these liabilities were based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities. The fair value of the consideration was determined according to discounted cash flow.

The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2022 and 2021, respectively:

	As of December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$4,293	$-	$4,293
Foreign currency derivative contracts	-	23	-	23

Liabilities:
Earn-out liability	-	-	(656)	(656)
Foreign currency derivative contracts	-	(901)	-	(901)

Total financial net assets	$-	$3,415	$(656)	$2,759

	As of December 31, 2021(*)
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$11,531	$-	$11,531
Foreign currency derivative contracts	-	*980	-	980

Liabilities:
Foreign currency derivative contracts	-	*(78)	-	(78)

Total financial net assets	$-	$12,433	$-	$12,433

(*) Reclassifed.

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2022	$-

Earn Out liability – Keepers	652
Earn Out liability adjustments due to exchange rates
Adjustment due to change in forecast and time value of earn-out consideration	4

Balance at December 31, 2022	$656